Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2015 Portfolio
March 31, 2022
VIPIFF2015-NPRT1-0522
1.830290.116
Domestic Equity Funds - 18.6%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	78,359	3,778,473
VIP Equity-Income Portfolio Investor Class (a)	155,408	3,986,228
VIP Growth & Income Portfolio Investor Class (a)	173,456	4,534,134
VIP Growth Portfolio Investor Class (a)	43,122	3,887,922
VIP Mid Cap Portfolio Investor Class (a)	29,538	1,105,000
VIP Value Portfolio Investor Class (a)	159,595	2,928,569
VIP Value Strategies Portfolio Investor Class (a)	88,264	1,430,757
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,855,795)		21,651,083

International Equity Funds - 22.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	961,030	10,504,057
VIP Overseas Portfolio Investor Class (a)	610,083	15,380,196
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,639,218)		25,884,253

Bond Funds - 50.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,389,107	15,030,133
Fidelity International Bond Index Fund (a)	307,835	2,930,587
Fidelity Long-Term Treasury Bond Index Fund (a)	258,068	3,401,341
VIP High Income Portfolio Investor Class (a)	384,469	1,930,034
VIP Investment Grade Bond Portfolio Investor Class (a)	2,955,569	35,259,935
TOTAL BOND FUNDS (Cost $60,490,711)		58,552,030

Short-Term Funds - 8.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.06% (a)(b) (Cost $9,946,202)	9,946,202	9,946,202

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $103,931,926)	116,033,568
NET OTHER ASSETS (LIABILITIES) - 0.0%	(48)
NET ASSETS - 100.0%	116,033,520

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	14,266,178	2,383,132	1,184,629	-	(28,046)	(406,502)	15,030,133
Fidelity International Bond Index Fund	2,242,399	877,737	65,095	-	(1,060)	(123,394)	2,930,587
Fidelity Long-Term Treasury Bond Index Fund	3,670,662	491,252	362,199	18,468	(32,078)	(366,296)	3,401,341
VIP Contrafund Portfolio Investor Class	4,193,199	488,503	444,321	38,992	(41,703)	(417,205)	3,778,473
VIP Emerging Markets Portfolio Investor Class	11,397,214	1,367,317	839,118	-	(36,329)	(1,385,027)	10,504,057
VIP Equity-Income Portfolio Investor Class	4,435,103	311,891	702,403	5,614	9,641	(68,004)	3,986,228
VIP Government Money Market Portfolio Investor Class 0.06%	11,326,341	1,140,030	2,520,169	447	-	-	9,946,202
VIP Growth & Income Portfolio Investor Class	5,048,660	344,356	874,232	9,665	214,529	(199,179)	4,534,134
VIP Growth Portfolio Investor Class	4,288,659	659,128	562,897	199,278	(62,144)	(434,824)	3,887,922
VIP High Income Portfolio Investor Class	2,461,281	78,800	510,553	946	(63,548)	(35,946)	1,930,034
VIP Investment Grade Bond Portfolio Investor Class	37,978,737	4,117,481	2,965,626	1,768,145	(141,598)	(3,729,059)	35,259,935
VIP Mid Cap Portfolio Investor Class	1,230,304	133,131	152,385	28,199	(13,113)	(92,937)	1,105,000
VIP Overseas Portfolio Investor Class	15,941,530	2,246,046	561,892	122,867	(48,390)	(2,197,098)	15,380,196
VIP Value Portfolio Investor Class	3,249,932	256,648	591,514	42,028	15,618	(2,115)	2,928,569
VIP Value Strategies Portfolio Investor Class	1,592,991	90,881	245,110	13,544	17,420	(25,425)	1,430,757
	123,323,190	14,986,333	12,582,143	2,248,193	(210,801)	(9,483,011)	116,033,568

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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